Commitments, Contingencies and Guarantees (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 37,533
2014	36,647
2015	34,839
2016	30,132
2017	26,078
2018 and thereafter	95,427
Operating Leases, Future Minimum Payments Due	$ 260,656